Inventory (Details) - USD ($)	1 Months Ended
	Dec. 18, 2020	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory write-down		$ 137,947	$ 0
Transfer amount	$ 6,182
Inventory to settle accounts payable	6,500
Gain loss	$ 318